Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security (Details Text)
PIS and COFINS	R$ 2,562,453	R$ 2,489,247
Pension Contributions	1,729,211	1,466,469
IRPJ/CSLL on losses of credits	1,461,621	1,614,663
IRPJ/CSLL on MTM	607,258
INSS of Autonomous	R$ 470,237	643,655
Social security contribution on remunerations paid to third-party service providers	20.00%
Social security contribution on remunerations paid to third-party service providers - Additional	2.50%
INSS - Contribution to SAT	R$ 417,442	401,018
Reversals of provisions related - PIS		268,729
IRPJ/CSLL on credit losses		408,730
Favorable decision in the process of social security contribution on the remuneration paid to accredited dentists (INSS of Self-employed)		348,820
The Organization maintains a system to monitor all administrative and judicial proceedings in which the institution is plaintiff or defendant
2006 to 2013 income tax and social contribution, relating to goodwill amortization being disallowed on the acquisition of investments	6,863,623	6,264,741
Fines and disallowances of Cofins loan compensations, released after a favorable decision in a judicial proceeding, where the unconstitutionality of the expansion of the intended calculation base was discussed for revenues other than those from billing (Law no 9,718/98)	5,070,337	4,902,151
Leasing companies' Tax on Services of any Nature (ISSQN), total lawsuits correspond	2,478,296	2,394,087
IRPJ and CSLL deficiency note relating to disallowance of exclusions of revenues from the mark-to-market of securities from 2007 to 2012, differences in depreciation expenses, insufficient depreciation expenses, expenses with depreciation of leased assets, operating expenses and income and disallowance of tax loss compensation	1,759,431	2,431,844
IRPJ and CSLL deficiency note - 2012 and 2013 - due to the disallowance of operating expenses (CDI), related to resources that were capitalized between the companies of the Organization	1,689,160
Notifications and disallowances of compensations of PIS and Cofins related to the unconstitutional extension of the basis of calculation intended for other income other than the billing (Law no 9,718/98), from acquired companies	1,445,126	1,399,506
IRPJ and CSLL deficiency notice relating to the disallowance of loan loss deductions	859,049	969,713
IRPJ and CSLL deficiency note	R$ 508,180	R$ 489,687
Contribution
Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security (Details Text)
INSS - Contribution to SAT - Percent	1.00%
Increase to
Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security (Details Text)
INSS - Contribution to SAT - Percent	3.00%